Intangible assets - Narrative (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 57,464,000	SFr 54,667,000	SFr 5,911,000
Research and development expense	(5,334,000)	(1,852,000)
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill expected to be deductible for tax purposes	SFr 0
SLIA 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.30%
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 604,000	364,000
Patents and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 41,862,000	44,722,000	2,266,000
Useful life measured as period of time, intangible assets other than goodwill	4 years
Patents and other rights | SLIA 2019
Disclosure of detailed information about intangible assets [line items]
Additions	SFr 44,795,000
Useful life measured as period of time, intangible assets other than goodwill	15 years
License rights for trade marks
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 13,811,000	SFr 8,155,000	SFr 1,853,000
Useful life measured as period of time, intangible assets other than goodwill	4 years
IT development cost capitalized | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year 6 months
IT development cost capitalized | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years